BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Disclosure of notes and other explanatory information [Abstract]
BASIS OF PRESENTATION	BASIS OF PRESENTATION
a)    Basis of presentation
These consolidated financial statements have been prepared in accordance with IFRS (International Financial Reporting Standards) issued and effective or issued and early adopted as at the time of preparing these statements (February 2023), as issued by the International Accounting Standards Board and in conformity with International Financial Reporting Standards as adopted by the European Union (“EU”). These consolidated financial statements are presented in thousands of United States dollars (“$”), except otherwise indicated.
These Consolidated financial statements fairly present the consolidated equity and consolidated financial situation of Ternium as of December 31, 2022 and 2021, and the consolidated results of its operations, the Changes in the Consolidated Statement of Comprehensive Income, the Changes in Consolidated Net Equity and the Consolidated Cash Flows of Ternium for the years ended December 31, 2022, 2021 and 2020.
Elimination of all material intercompany transactions and balances between the Company and their respective subsidiaries has been made in consolidation.
These consolidated financial statements have been prepared under the historical cost convention and certain financial assets and financial liabilities (including derivative instruments) are at fair value through profit or loss.
These consolidated financial statements have been approved for issue by the Board of Directors on February 14, 2023. The Directors have the power to amend and reissue the consolidated financial statements.
Detailed below are the companies whose financial statements have been consolidated and accounted for interest in these consolidated financial statements.
2.    BASIS OF PRESENTATION (continued)
.

Company	Country of Organization	Main activity	Percentage of ownership at December 31,
			2022	2021	2020

Ternium S.A.	Luxembourg	Holding	100.00%	100.00%	100.00%
Ternium Investments S.à.r.l.	Luxembourg	Holding	100.00%	100.00%	100.00%
Ternium Internacional España S.L. (1)	Spain	Holding and marketing of steel products	100.00%	100.00%	100.00%
Ternium Solutions S.A. (1)	Uruguay	Other services	100.00%	100.00%	100.00%
Ternium Internationaal B.V. (1)	Netherlands	Marketing of steel products	100.00%	100.00%	100.00%
Ternium USA Inc. (2)	USA	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Argentina S.A. (3)	Argentina	Manufacturing and selling of flat steel products	62.57%	62.49%	62.46%
Prosid Investments S.A. (4)	Uruguay	Holding	62.58%	62.49%	62.46%
Ternium Mexico S.A. de C.V. (5)	Mexico	Manufacturing and selling of steel products	89.25%	89.22%	89.21%
Las Encinas S.A. de C.V. (6)	Mexico	Exploration, exploitation and pelletizing of iron ore	89.25%	89.22%	89.21%
Ferropak Comercial S.A. de C.V. (6)	Mexico	Scrap services company	89.25%	89.22%	89.21%
Transamerica E. & I. Trading Corp. (6)	USA	Scrap services company	89.25%	89.22%	89.21%
Galvacer Chile S.A. (6)	Chile	Distributing company	89.25%	89.22%	89.21%
Ternium Gas México S.A. de C.V. (7)	Mexico	Energy services company	89.25%	89.22%	89.21%
Consorcio Minero Benito Juarez Peña Colorada S.A.de C.V. (8)	Mexico	Exploration, exploitation and pelletizing of iron ore	44.62%	44.61%	44.61%
Exiros B.V. (8)	Netherlands	Procurement and trading services	50.00%	50.00%	50.00%
Servicios Integrales Nova de Monterrey S.A. de C.V. (9)	Mexico	Medical and Social Services	66.49%	66.47%	66.47%
Ternium Internacional Nicaragua S.A.	Nicaragua	Manufacturing and selling of steel products	99.38%	99.38%	99.38%
Ternium Internacional Honduras S.A. de C.V.	Honduras	Manufacturing and selling of steel products	99.18%	99.18%	99.18%
Ternium Internacional El Salvador S.A. de C.V.	El Salvador	Manufacturing and selling of steel products	99.92%	99.92%	99.92%
Ternium Internacional Costa Rica S.A.	Costa Rica	Manufacturing and selling of steel products	99.98%	99.98%	99.98%
Ternium Internacional Guatemala S.A. (10)	Guatemala	Manufacturing and selling of steel products	99.98%	99.98%	99.98%
Ternium Colombia S.A.S. (11)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium del Cauca S.A.S. (11)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium del Atlántico S.A.S (11)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Procurement S.A. (11)	Uruguay	Marketing of steel products and procurement services	100.00%	100.00%	100.00%
Technology & Engineering Services S.A. (11)	Uruguay	Engineering and other services	100.00%	100.00%	100.00%
Ternium Brasil Ltda. (12)	Brazil	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Tenigal S. de R.L. de C.V. (13)	Mexico	Manufacturing and selling of steel products	51.00%	51.00%	51.00%
Soluciones Integrales de Gestión S.A. (14)	Argentina	Other services	100.00%	100.00%	100.00%
Ternium Participaçoes S.A. em liquidaçao (14)	Brazil	Holding	100.00%	100.00%	100.00%
Vientos de Olavarría S.A. (15)	Argentina	Renewable energy project	62.57%	—	—
Ternium Siderúrgica de Caldas S.A.S. (16)	Colombia	Manufacturing and selling of steel products	—	100.00%	100.00%
Impeco S.A. (17)	Argentina	Manufacturing of pipe products	—	62.49%	62.49%
Hylsa S.A. de C.V. (18)	Mexico	Manufacturing and selling of steel products	—	—	89.21%
2.    BASIS OF PRESENTATION (continued)

Company	Country of Organization	Main activity	Percentage of ownership at December 31,
			2022	2021	2020

Técnica Industrial S.A. de C.V. (18)	Mexico	Services	—	—	89.21%
Peña Colorada Servicios S.A. de C.V. (19)	Mexico	Services	—	—	44.61%
Ternium Treasury Services S.A. (20)	Uruguay	Financial Services	—	—	100.00%
(1) Indirectly through Ternium Investments S.à.r.l. Total voting rights held: 100.00%.
(2) Since the second quarter of 2021, indirectly through Ternium Internacional España S.L. Total voting rights held 100.00%. Before that, indirectly through Ternium Investments S.à.r.l. total voting rights were 100.00% in 2020.
(3) Indirectly through Ternium Internacional España S.L. Total voting rights held 62.57%.
(4) Indirectly through Ternium Argentina S.A. and Ternium Procurement S.A. Total voting rights held 100.00%.
(5) Indirectly through Ternium Argentina S.A. and Ternium Internacional España S.L. Total voting rights held 100.00%.
(6) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 100.00%.
(7) Indirectly through Ternium Mexico S.A. de C.V. and Tenigal S. de R.L. de C.V. Total voting rights held: 100.00%.
(8) Total voting rights held: 50.00%. The Company recognizes the assets, liabilities, revenue and expenses in relation to its interest in the joint operation.
(9) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 74.50%.
(10) Indirectly through Ternium Internacional España S.L. and Ternium Mexico S.A. de C.V. Total voting rights held: 100.00%.
(11) Indirectly through Ternium Internacional España S.L. Total voting rights held: 100.00%.
(12) Since the second quarter of 2020, indirectly through Ternium Internacional España S.L. Total voting rights held: 100.00%. Before that, indirectly through Ternium Investments S.à r.l..
(13) Indirectly through Ternium Internacional España S.L. Total voting rights held: 51.00%.
(14) Indirectly through Ternium Investments S.à r.l. and Ternium Internacional España S.L. Total voting rights held 100.00%.
(15) Indirectly through Ternium Argentina S.A. Total voting rights held 100.00%.
(16) This company was merged into Ternium Colombia S.A.S as of November 30, 2022.
(17) This company was dissolved as of February 16, 2022.
(18) This company was merged into Ternium Mexico S.A. de C.V. as of August 9, 2021.
(19) This company was merged into Consorcio Minero Benito Juarez Peña Colorada S.A.de C.V. as of July 6, 2021.
(20) This company was dissolved as of April 12, 2021.

The most important non-controlling interest is related to the investment in Ternium Argentina S.A., which is a company listed in the Buenos Aires Stock Exchange (see note 29). All the information related to this investment could be found in the Buenos Aires Stock Exchange webpage.